Other intangible assets	18 Months Ended
Oct. 31, 2018
Other intangible assets [Abstract]
Other intangible assets
11 Other intangible assets
					Purchased intangibles
	Purchased software		Product Development costs		Technology		Trade names		Customer relationships		Lease Contracts		Total
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
Cost
At May 1, 2017		24,635		213,822		398,917		239,621		972,378		-		1,849,373

Continuing operations:
Acquisitions - HPE Software business (note 39)		72,825		-		1,809,000		163,000		4,480,000		15,000		6,539,825
Acquisitions – COBOL-IT (note 39)		-		-		1,537		154		12,317		-		14,008
Acquisitions – Covertix (note39)		2,490		-		-		-		-		-		2,490
Additions		46,812		44,350		-		-		-		-		91,162
Additions – external consultants		-		953		-		-		-		-		953
Exchange adjustments		(439)		-		-		-		-		-		(439)

Discontinued operation:
Reclassification to current assets classified as held for sale (note 19)		(5,121)		-		(50,987)		(135,116)		(87,521)		-		(278,745)
At October 31, 2018		141,202		259,125		2,158,467		267,659		5,377,174		15,000		8,218,627

Accumulated amortization
At May 1, 2017		20,970		164,695		222,986		38,849		312,503		-		760,003

Continuing operations:
Amortization charge for the period		30,682		42,007		280,478		26,724		519,935		3,182		903,008
Exchange adjustments		(848)		20		-		-		-		-		(828)

Discontinued operation:
Amortization charge for the period		765		-		13,425		9,118		16,894		-		40,202
Reclassification to current assets classified as held for sale (note 19)		(1,422)		-		(38,037)		(25,810)		(47,814)		-		(113,083)
At October 31, 2018		50,147		206,722		478,852		48,881		801,518		3,182		1,589,302

Net book amount at October 31, 2018		91,055		52,403		1,679,615		218,778		4,575,656		11,818		6,629,325
Net book amount at April 30, 2017		3,665		49,127		175,931		200,772		659,875		-		1,089,370

					Purchased intangibles
	Purchased software		Product Development costs		Technology		Trade names		Customer relationships		Lease contracts	Total
	$	’000	$	’000	$	’000	$	’000	$	’000		$	’000
Cost
At May 1, 2016		22,028		185,546		303,672		217,510		761,634	-		1,490,390
Acquisitions (note 39)		-		-		95,245		22,111		210,744	-		328,100
Additions		3,162		27,664		-		-		-	-		30,826
Additions – external consultants		-		612		-		-		-	-		612
Exchange adjustments		(555)		-		-		-		-	-		(555)
At April 30, 2017		24,635		213,822		398,917		239,621		972,378	-		1,849,373

Accumulated amortization
At May 1, 2016		20,061		142,297		153,888		22,854		184,735	-		523,835
Charge for the period		1,175		22,398		69,098		15,995		127,768	-		236,434
Exchange adjustments		(266)		-		-		-		-	-		(266)
At April 30, 2017		20,970		164,695		222,986		38,849		312,503	-		760,003

Net book amount at April 30, 2017		3,665		49,127		175,931		200,772		659,875	-		1,089,370
Net book amount at April 30, 2016		1,967		43,249		149,784		194,656		576,899	-		966,555

Intangible assets, with the exception of purchased software and internally generated product development costs, relate to identifiable assets purchased as part of the Group's business combinations. Intangible assets are amortized on a straight-line basis over their expected useful economic life - see Group accounting policy I.

Expenditure totaling $91.2m (12 months to April 30, 2017: $31.4m) was made in the 18 months ended October 31, 2018, including $45.3m in respect of development costs and $46.8m of purchased software. The acquisitions of the HPE Software business, COBOL-IT and Covertix in the 18 months ended October 31, 2018 gave rise to an addition of $6,556.3m to purchased intangibles (note 39). The acquisitions of Serena, GWAVA and OpenATTIC in the year ended April 30, 2017 gave rise to an addition of $328.1m to purchased intangibles (note 39).

Of the $45.3m of additions to product development costs, $44.4m (April 30, 2017: $27.7m) relates to internal product development costs and $0.9m (April 30, 2017: $0.6m) to external consultants' product development costs.

At October 31, 2018, the unamortized lives of technology assets were in the range of two to 10 years, customer relationships in the range of one to 10 years and trade names in the range of 10 to 20 years.

Included in the consolidated statement of comprehensive income for the 18 months ended October 31, 2018 and the 12 months ended April 30, 2017 was:

	18 months ended October 31, 2018 $’000	12 months ended April 30, 2017[1] $’000
Cost of sales:
- amortization of product development costs	42,007	22,398
- amortization of acquired purchased technology	280,478	59,029
Selling and distribution:
- amortization of acquired purchased trade names and customer relationships	549,841	124,254
Administrative expenses:
- amortization of purchased software	30,682	1,070
Total amortization charge for the period	903,008	206,751

Research and development:
- capitalization of product development costs	44,350	27,664

[1] The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).